Document and Entity Information	12 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Akoustis Technologies, Inc.
Entity Central Index Key	0001584754
Document Type	POS AM
Trading Symbol	AKTS
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-218245) (the “2017 Registration Statement”) of Akoustis Technologies, Inc. (the “Company”) is being filed (i) pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), to combine the prospectuses included in the 2017 Registration Statement and in each of the Company’s Post-Effective Amendments on Form S-1 (File Nos. 333-206186 and 333-212508) declared effective by the U.S. Securities and Exchange Commission (SEC) on December 20, 2016 (the “2015 Registration Statement” and the “2016 Registration Statement,” respectively, and collectively with the 2017 Registration Statement, the “Registration Statements”); and (ii) to serve as a Section 10(a)(3) update to the Registration Statements.

The 2017 Registration Statement originally registered the resale of a total of 3,397,536 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), including (i) 2,855,000 outstanding shares of Common Stock, (ii) 251,536 shares of Common Stock issuable upon exercise of Common Stock purchase warrants, and (iii) up to 291,000 shares of Common Stock issuable pursuant to the price-protected anti-dilution provision then applicable to 2,805,000 of the outstanding shares referenced in (i) above. Updating for the exercise of warrants and the transfer of shares since that time, this Post-Effective Amendment covers a total of 2,632,455 shares of Common Stock originally included in the 2017 Registration Statement, including (a) 2,099,452 outstanding shares of Common Stock, (b) 242,003 shares of Common Stock issuable upon exercise of Common Stock purchase warrants, and (c) up to 291,000 shares of Common Stock issuable pursuant to the applicable price-protected anti-dilution provisions.

The 2016 Registration Statement, as declared effective by the SEC on December 20, 2016, registered 2,342,856 shares of Common Stock, including (i) 2,189,142 outstanding shares of Common Stock and (ii) 153,714 shares of Common Stock issuable upon exercise of Common Stock purchase warrants. Updating for the exercise of warrants and the transfer of shares since that time, this Post-Effective Amendment covers a total of 2,025,485 shares of Common Stock originally included in the 2016 Registration Statement, including (a) 1,923,334 outstanding shares of Common Stock and (b) 102,151 shares of Common Stock issuable upon exercise of Common Stock purchase warrants.

The 2015 Registration Statement, as declared effective by the SEC on December 20, 2016, registered 4,662,960 shares of Common Stock, including (i) 4,344,976 outstanding shares of Common Stock and (ii) 317,984 shares of Common Stock issuable upon exercise of Common Stock purchase warrants. Updating for the exercise of warrants and the transfer of shares since that time, this Post-Effective Amendment covers a total of 2,493,100 shares of Common Stock originally included in the 2015 Registration Statement, including (a) 2,234,622 outstanding shares of Common Stock and (b) 258,478 shares of Common Stock issuable upon exercise of Common Stock purchase warrants.

Combining all of the Registration Statements, an aggregate of 7,151,040 shares of Common Stock are covered by this Post-Effective Amendment, including (i) 6,257,408 outstanding shares of Common Stock, (ii) 602,632 shares of Common Stock issuable upon exercise of Common Stock purchase warrants, and (iii) up to 291,000 shares of Common Stock issuable pursuant to the applicable price-protected anti-dilution provisions.

No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statements.

Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company